Expense Example - iShares Commodity Curve Carry Strategy ETF - iShares Commodity Curve Carry Strategy ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128